Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Stock [Member]	Paid in Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Total
Balance (in shares) at Sep. 30, 2015	10,564,221
Balance at Sep. 30, 2015	$ 105,642	$ (5,112,269)	$ 47,141,349	$ (1,000,014)	$ 41,134,708
Net income (loss)			294,163		294,163
Restricted stock, net of forfeited (in shares)	70,672
Restricted stock, net of forfeited	$ 707	121,794			122,501
Share based compensation expense		73,684			73,684
Balance (in shares) at Sep. 30, 2016	10,634,893
Balance at Sep. 30, 2016	$ 106,349	(4,916,791)	47,435,512	(1,000,014)	41,625,056
Net income (loss)			(98,116)		(98,116)
Restricted stock, net of forfeited (in shares)	58,009
Restricted stock, net of forfeited	$ 580	104,420			105,000
Share based compensation expense		66,243			66,243
Stock options exercised (in shares)	33,751
Stock options exercised	$ 338	(338)
Balance (in shares) at Sep. 30, 2017	10,726,653
Balance at Sep. 30, 2017	$ 107,267	(4,746,466)	47,337,396	(1,000,014)	41,698,183
Net income (loss)			(7,319,856)		(7,319,856)
Restricted stock, net of forfeited (in shares)	80,150
Restricted stock, net of forfeited	$ 801	104,199			105,000
Share based compensation expense		43,924			$ 43,924
Stock options exercised (in shares)
Balance (in shares) at Sep. 30, 2018	10,806,803
Balance at Sep. 30, 2018	$ 108,068	$ (4,598,343)	$ 40,017,540	$ (1,000,014)	$ 34,527,251